Effects of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Effects of New Accounting Pronouncements	Effects of New Accounting Pronouncements
The following new Financial Accounting Standards Board (FASB) Accounting Standards Updates (ASU) were adopted in 2022, 2021 and 2020:
Adoption of New Accounting Standards in 2022
ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, creates an exception to the recognition and measurement principles in ASC 805, Business Combinations. The amendments require an acquirer to use the guidance in ASC 606, Revenue from Contracts with Customers, rather than using fair value, when recognizing and measuring contract assets and contract liabilities related to customer contracts assumed in a business combination. We early adopted ASU 2021-08 on January 1, 2022. The amended guidance applies on a prospective basis to business combinations that occur after the adoption date.
Adoption of New Accounting Standards in 2021
ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, removed certain exceptions for recognizing deferred taxes for investments, performing intraperiod tax allocations and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating income taxes to members of a consolidated group. We adopted the ASU on the effective date of January 1, 2021 and the adoption of this guidance did not have an impact on our consolidated financial statements on the date of adoption.
ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, reduced the number of accounting models for convertible instruments. The ASU also amended diluted earnings per share (EPS) calculations for convertible instruments, which will result in more dilutive EPS results, and also amended the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. ASU 2020-06 was effective for annual periods beginning on January 1, 2022, with earlier adoption on January 1, 2021 permitted. We adopted ASU 2020-06 early on January 1, 2021 and this resulted in a decrease of $54.1 million to additional paid-in capital and an increase of $0.3 million to retained earnings for the conversion feature to the liability for our 2027 Convertible Notes further discussed in Note 16 "Debt".
Adoption of New Accounting Standards in 2020
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, replaced the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to form credit loss estimates. We adopted Topic 326 on January 1, 2020 using the modified retrospective approach by recognizing the effect of initially applying Topic 326 as an after-tax $15.1 million ($19.6 million pre-tax) adjustment to the opening balance of retained earnings at January 1, 2020 for credit losses on loans, notes and accounts receivable. The adoption did not have an impact on our consolidated statements of income or cash flows.
ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606, precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer of that transaction. We adopted ASU 2018-18 on January 1, 2020 without any cumulative effect.
ASU 2020-03, Codification Improvements to Financial Instruments, was issued to improve and clarify various financial instrument topics, including Topic 326 issued in 2016. The ASU includes seven issues that describe areas of improvement and the related amendments to GAAP. They are intended to make the standards easier to understand and apply and to eliminate inconsistencies. They are narrow in scope and are not expected to significantly change practice for most entities. We adopted ASU 2020-03 on January 1, 2020 without any effect.
ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815, addresses accounting for the transition into and out of the equity method and measuring certain purchased options and forward contracts to acquire investments. We adopted ASU 2020-01 on June 30, 2020 without any impact.
New Accounting Standards Not Yet AdoptedAs of December 31, 2022, there are no recently issued but not yet adopted accounting pronouncements that are expected to materially impact our consolidated financial statements